Borrowings - Summary of Long-term Borrowings (Detail) € in Millions, ₩ in Millions, UZS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 UZS	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 10,520,690				₩ 10,218,165
Total	6,615,938				7,159,601
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	931,040				1,356,251
Less: Current portion	(371,451)				(699,800)
Total	₩ 559,589				656,451
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%	1.00%	1.00%
Borrowings	₩ 987				1,480
Long-term borrowings [member] | CA-CIB [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.82%	3.82%	3.82%	3.82%
Borrowings	₩ 100,000				200,000
Long-term borrowings [member] | JPM [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.70%	2.70%	2.70%	2.70%
Borrowings	₩ 100,000				200,000
Long-term borrowings [member] | DBS [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.82%	3.82%	3.82%	3.82%
Borrowings	₩ 100,000				100,000
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.09%	4.09%	4.09%	4.09%
Borrowings	₩ 100,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.700
Borrowings	₩ 13,098	$ 8,910			11,489	$ 8,910
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					40,655	31,472
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.49%	4.49%	4.49%	4.49%
Borrowings	₩ 62,398				62,398
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.300
Borrowings	₩ 31,056	$ 21,127			27,241	21,127
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 5 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	Term SOFR(3M)+1.940
Borrowings	₩ 51,450	$ 35,000			45,129	$ 35,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 6 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					16,900
Long-term borrowings [member] | Woori Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	EURIBOR(3M)+0.950
Borrowings	₩ 10,548		€ 6,900		10,985		€ 7,700
Long-term borrowings [member] | Woori Bank [Member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.15%	5.15%	5.15%	5.15%
Borrowings	₩ 26,526				41,526
Long-term borrowings [member] | Hi Investment Securities [Member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.302%	2.302%	2.302%	2.302%
Borrowings	₩ 95,321				92,994
Long-term borrowings [member] | Bookook investment [member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					19,525
Long-term borrowings [member] | Korea Investment [member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.622%	3.622%	3.622%	3.622%
Borrowings	₩ 78,933				75,928
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 33,000				137,000
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.74%	4.74%	4.74%	4.74%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.96%	4.96%	4.96%	4.96%
Long-term borrowings [member] | KDB Bank Uzbekistan [Member] | Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	23.00%	23.00%	23.00%	23.00%
Borrowings	₩ 4,999			UZS 45,448,426
Long-term borrowings [member] | KDB Bank Uzbekistan [Member] | Loans 1 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	10.30%	10.30%	10.30%	10.30%
Borrowings	₩ 7,725	$ 5,400
Long-term borrowings [member] | NH Jayang [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Borrowings	₩ 8,366				53,033
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 44,385				84,586
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+3.450
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 29,590				56,390
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+1.150
Long-term borrowings [member] | Standard Chartered Bank Korea [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	CD(91D)+3.450
Long-term borrowings [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					32,000
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 24,658				₩ 46,992
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.86%	1.86%	1.86%	1.86%
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.16%	4.16%	4.16%	4.16%
Long-term borrowings [member] | Kookmin Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.75%	4.75%	4.75%	4.75%
Borrowings	₩ 8,000